Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant investments in associates and joint ventures [line items]
Summary of amounts recognized in balance sheet

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Associates
– Share of net assets	3,812,845	3,027,632
Joint ventures
– Share of net assets	276,043	476,761

As at 31 December	4,088,888	3,504,393

Summary of amounts recognized in share of profit/ losses of investments accounted for using the equity method
The amounts recognized in the share of net profits / (losses) of associates and joint ventures accounted for using the equity method are as follows:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Associates	678,077	825,132	(188,549)
Joint ventures	46,663	49,153	14,933

	724,740	874,285	(173,616)

Financial information for the Company's equity method investments other than Shanghai Secco are summarized
(c)
For the year ended December 31, 2022, equity method investments held by the Company in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. Shanghai Secco was deemed a significant equity investee for the fiscal years ended December 31, 2020 and a non-significant equity investee for the fiscal years ended December 31, 2021 and December 31, 2022 under Rule 3-09 of Regulation S-X. As such, the financial statements of Shanghai Secco required by Rule 3-09 of Regulation S-X are provided as Exhibit 99.1 to this Annual Report on Form 20-F. Financial information for the Company’s equity method investments other than Shanghai Secco are summarized as a group as follow:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue	4,548,574	4,863,742	3,759,076
Gross profit	825,799	828,183	670,678
Profit from continuing operations	753,799	798,867	670,678
Profit after taxation	593,211	586,612	512,758
Profit after taxation attributable to the Group	243,953	240,882	208,401

	As of 31 December 2022
	2021	2022
	RMB’000	RMB’ 000
Current assets	6,083,530	6,436,238
Non-current assets	5,000,852	5,909,304
Current liabilities	(2,086,793)	(2,185,434)
Non-current liabilities	(707,374)	(978,325)
Non-controlling interests	1,508,175	1,578,714

Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2021	2022
	RMB’000	RMB’000
As at 1 January	241,674	276,043
Addition (note i)	50,000	200,000
Share of profit	49,153	14,933
Cash dividends distribution	(64,784)	(14,215)

As at 31 December	276,043	476,761

Summary of principal activities of material associates/joint ventures
The following list contains only the particulars of material joint ventures, all of the Group’s joint ventures are unlisted corporate entities whose quoted market price is not available:

Name of joint venture	Form of business structure	Place of incorporation and business	Particulars of paid-up capital ’000	Proportion of ownership interest			Principal activity
				Group’s effective interest	Held by the Company	Held by a subsidiary
Linde-SPC Gases Company Limited (“Linde”), formerly known as “BOC-SPC Gases Company Limited”)	Incorporated	Mainland China	USD 32,000	50.00%	—	50.00%	Production and sales of industrial gases
Shanghai Petrochemical Pressure Vessel Testing Center (“JYJC”)	Incorporated	Mainland China	RMB 10,000	50.00%	—	50.00%	Providing inspection and testing service
Shanghai Petrochemical Yangu Gas Development Company Limited (“Yangu Gas”)	Incorporated	Mainland China	USD 10,560	50.00%	—	50.00%	Production and sales of industrial gases
Shanghai Jinshan Baling New Materials Co., Ltd. (“Baling Materials”) (note i) (“Linde”), formerly known as “BOC-SPC Gases Company Limited”)	Incorporated	Mainland China	RMB 500,000	50.00%	—	50.00%	Production and sales of new styrene thermoplastic elastomer materials

Summarized statement of financial position
As at 31 December 2021

	Linde RMB’000	JYJC RMB’000	Yangu Gas RMB’000	Baling Materials RMB’000
Current
Cash and cash equivalents	226,860	16,914	72,916	6,062
Other current assets (excluding cash)	74,652	5,065	11,149	28,418

Total current assets	301,512	21,979	84,065	34,480
Total current liabilities	(62,356)	(3,356)	(3,262)	—

Non-current
Total non-current assets	109,366	1,577	19,034	65,520
Total non-current liabilities	(16,303)	—	—	—

Net assets	332,219	20,200	99,837	100,000

Group’s effective interest	50%	50%	50%	50%
Interest in joint ventures	166,110	10,100	49,919	50,000
Unrealized downstream transactions	(86)	—	—	—

Carrying value	166,024	10,100	49,919	50,000

As at 31 December 2022

	Linde	JYJC	Yangu Gas	Baling Materials
	RMB’000	RMB’000	RMB’000	RMB’000
Current
Cash and cash equivalents	237,902	11,482	62,639	13,948
Other current assets (excluding cash)	73,026	9,167	6,423	60,243

Total current assets	310,928	20,649	69,062	74,191
Total current liabilities	(32,670)	(2,437)	(2,392)	(153,952)

Non-current
Total non-current assets	92,325	1,478	13,765	626,761
Total non-current liabilities	(17,016)	—	—	(47,000)

Net assets	353,567	19,690	80,435	500,000

Group’s effective interest	50%	50%	50%	50%
Interest in joint ventures	176,784	9,845	40,218	250,000
Unrealized downstream transactions	(86)	—	—	—

Carrying value	176,698	9,845	40,218	250,000

Summarized statement of comprehensive income
Summarized statements of comprehensive income for joint ventures
The information above reflects the amounts presented in the financial statements of the joint ventures (and not the Group’s share of those amounts) adjusted for differences in accounting policies between the Group and the joint ventures.
2020

	Linde	JYJC	Yangu Gas
	RMB’000	RMB’000	RMB’000
Revenue	420,160	21,674	58,463
Depreciation and amortization	(45,756)	(350)	(8,313)
Interest income	2,246	304	1,483
Interest expense	—	—	—
Profit from continuing operations	108,677	2,279	1,830
Income tax expenses	(26,290)	(177)	—
Post-tax profit from continuing operations	82,387	2,102	1,830
Other comprehensive income	—	—	—

Total comprehensive income	82,387	2,102	1,830

Dividend received from joint venture	38,234	1,049	1,000

2021

	Linde	JYJC	Yangu Gas	Baling Materials
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	428,971	27,190	60,222	—
Depreciation and amortization	(44,307)	(386)	(5,162)	—
Interest income	3,489	304	1,516	—
Profit from continuing operations	116,768	2,250	4,144	—
Income tax (expenses)/benefits	(29,316)	1,125	—	—
Post-tax profit from continuing operations	87,452	3,375	4,144	—
Other comprehensive income	—	—	—	—

Total comprehensive income	87,452	3,375	4,144	—

Dividend received from joint venture	63,044	940	800	—

Summarized statements of comprehensive income for joint
ventures
(continued)
2022

	Linde	JYJC	Yangu Gas	Baling Materials
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	375,795	25,129	26,091	—
Depreciation and amortization	(20,902)	(341)	(8,061)	—
Interest income	4,799	351	1,029	—
Profit/ (loss) from continuing operations	58,338	1,996	(15,802)	—
Income tax expenses	(14,590)	(76)	—	—
Post-tax profit/ (loss) from continuing operations	43,748	1,920	(15,802)	—
Other comprehensive income	—	—	—	—

Total comprehensive income	43,748	1,920	(15,802)	—

Dividend received from joint venture	11,200	1,215	1,800	—

Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2021	2022
	RMB’000	RMB’000
As at 1 January	5,146,160	3,812,845
Additions (note i)	26,000	96,672
Decrease caused by associate’s capital reduction (note ii)	(1,460,258)	—
Share of net profits / (losses)	825,132	(188,549)
Other comprehensive income	16,639	(23,771)
Cash dividends distribution	(712,436)	(669,565)
Impairment (note iii)	(28,392)	—

As at 31 December	3,812,845	3,027,632

Summarized financial information for associates/joint ventures
Aggregate information of associates that are not individually material:

	2021	2022
	RMB’000	RMB’000
Aggregate carrying value of investments at 31 December	100,079	106,093
Aggregate amounts of the Group’s share of those associates:
Profit for the year	5,655	876

Total comprehensive income	5,655	876

Dividend received from the associate	6,670	11,650

Material associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of principal activities of material associates/joint ventures
The following list contains only the particulars of material associates, all of which are
unlisted
corporate
entities whose quoted market price is not available:

				Proportion of ownership interest
Name of company	Form of business structure	Place of incorporation and business	Particulars of paid- up capital ‘000	Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activity
Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”) (note ii)	Incorporated	Mainland China	RMB 3,115,180	20.00%	20.00%	—	Manufacturing and distribution of chemical products
Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)	Incorporated	Mainland China	RMB 2,372,439	38.26%	38.26%	—	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Shanghai Jinsen Hydrocarbon Resins Company Limited (“Jinsen”)	Incorporated	Mainland China	RMB 193,695	40.00%	—	40.00%	Production of resins products
Shanghai Azbil Automation Company Limited (“Azbil”)	Incorporated	Mainland China	RMB 24,440	40.00%	—	40.00%	Service and maintenance of building automation systems and products
Shanghai Shidian Energy Company Limited (“Shidian Energy”) (note i)	Incorporated	Mainland China	RMB 1,000,000	40.00%	—	40.00%	Electric power supply
There are no contingent liabilities relating to the Group’s
interest
in the associates.

Summarized statement of financial position
Summarized statements of financial position for material associates

As at 31 December 2021	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
– Current assets	6,066,119	4,133,397	63,192	274,697	804,470
– Current liabilities	(5,433,872)	(1,789,223)	(10,476)	(111,472)	(34,565)
Non-current
– Non-current assets	5,735,360	4,431,463	58,737	15,698	121,051
– Non-current liabilities	(66)	(619,306)	—	(7,506)	(15,827)

Net assets	6,367,541	6,156,331	111,453	171,417	875,129

Group’s effective interest	20.00%	38.26%	40.00%	40.00%	40.00%
Group’s share of net assets	1,273,508	2,355,412	44,581	68,567	350,052
Unrealized upstream and downstream transaction	(3,157)	—	—	—	(15,979)
Unentitled portion (note i)	—	(331,826)	—	—	—
Impairment loss	—	—	(28,392)	—	—

Carrying value	1,270,351	2,023,586	16,189	68,567	334,073

As at 31 December 2022	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
– Current assets	4,941,394	4,327,622	49,810	276,707	950,614
– Current liabilities	(8,977,030)	(1,765,771)	(17,905)	(125,216)	(38,133)
Non-current
– Non-current assets	5,683,409	4,480,448	50,360	12,338	166,068
– Non-current liabilities	(1)	(651,729)	—	(5,518)	(35,355)

Net assets	1,647,772	6,390,570	82,265	158,311	1,043,194

Group’s effective interest	20.00%	38.26%	40.00%	40.00%	40.00%
Group’s share of net assets	329,554	2,445,032	32,906	63,324	417,278
Unrealized upstream and downstream transaction	4,342	—	—	—	(12,615)
Unentitled portion (note i)	—	(329,890)	—	—	—
Impairment loss	—	—	(28,392)	—	—

Carrying value	333,896	2,115,142	4,514	63,324	404,663

Summarized statement of comprehensive income
Summarized statements of comprehensive income for material
associates

	Shanghai Secco	Chemical Industry	Jinsen	Azbil	Shidian Energy
2020	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	21,626,059	1,683,096	187,580	340,905	472,640
Post-tax profit/(loss) from continuing operations	2,412,802	404,117	(8,232)	48,264	36,696
Other comprehensive income	—	(30,089)	—	—	—

Total comprehensive income	2,412,802	374,028	(8,232)	48,264	36,696

Dividend received from the associate	473,600	32,522	—	9,200	—

2021	Shanghai Secco	Chemical Industry	Jinsen	Azbil	Shidian Energy
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	29,723,223	1,709,110	165,499	427,378	489,490
Post-tax profit/(loss) from continuing operations	3,125,904	396,761	(16,657)	61,711	33,269
Other comprehensive income	—	43,488	—	—	—

Total comprehensive income	3,125,904	440,249	(16,657)	61,711	33,269

Dividend received from the associate	634,341	52,225	—	19,200	—

2022	Shanghai Secco	Chemical Industry	Jinsen	Azbil	Shidian Energy
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	24,096,829	1,806,888	119,098	384,655	508,704
Post-tax (loss)/profit from continuing operations	(1,947,579)	441,369	(29,188)	46,894	28,065
Other comprehensive income	—	(62,130)	—	—	—

Total comprehensive income	(1,947,579)	379,239	(29,188)	46,894	28,065

Dividend received from the associate	554,438	55,477	—	24,000	24,000